CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss) for the year	$ (568,955)	$ 332,116	$ 86,538
Add (deduct) items not affecting cash
Impairment loss on Meadowbank mine	907,681
Amortization of property, plant and mine development	261,781	192,486	72,461
Deferred income and mining taxes	(275,773)	66,928	20,309
Loss on Goldex mine	302,893
Environmental remediation	(7,616)
Gain on sale of available-for-sale securities	(4,907)	(19,487)	(10,142)
Stock-based compensation	48,150	41,635	28,753
Gain on acquisition of Comaplex Minerals Corp. (note 10)		(64,508)
Foreign currency translation loss (gain)	(1,082)	19,536	39,831
Other	31,561	13,015	(5,214)
Changes in non-cash working capital balances
Trade receivables	37,050	(19,378)	(47,930)
Income taxes (payable) recoverable	(29,867)	9,949	(313)
Inventories	(43,066)	(91,306)	(90,772)
Other current assets	(25,838)	(28,729)	4,834
Accounts payable and accrued liabilities	31,837	23,136	28,552
Prepaid royalty			(13,321)
Interest payable	(387)	8,077	1,520
Cash provided by operating activities	663,462	483,470	115,106
Investing activities
Additions to property, plant and mine development	(482,831)	(511,641)	(657,175)
Acquisition of Grayd Resource Corporation, net of cash acquired (note 10)	(163,047)
Decrease (increase) in short-term investments	5	(3,262)	(3,313)
Net proceeds on available-for-sale securities	9,435	36,586	48,258
Purchase of available-for-sale securities	(91,115)	(42,479)	(6,380)
Decrease (increase) in restricted cash	(32,931)	(2,510)	30,999
Cash used in investing activities	(760,484)	(523,306)	(587,611)
Financing activities
Dividends paid	(98,354)	(26,830)	(27,132)
Repayment of capital lease obligations	(13,092)	(16,019)	(13,177)
Sale-leaseback financing		14,017	21,389
Proceeds from long-term debt	475,000	1,311,000	625,000
Repayment of long-term debt	(205,000)	(1,376,000)	(110,000)
Credit facility financing costs	(2,545)	(12,772)	(4,784)
Common shares issued	26,536	84,659	68,522
Cash provided by (used in) financing activities	182,545	(21,945)	559,818
Effect of exchange rate changes on cash and cash equivalents	(1,636)	(2,939)	4,585
Net increase (decrease) in cash and cash equivalents during the year	83,887	(64,720)	91,898
Cash and cash equivalents, beginning of year	95,560	160,280	68,382
Cash and cash equivalents, end of year	179,447	95,560	160,280
Supplemental cash flow information
Interest paid	52,833	41,429	17,189
Income and mining taxes paid	$ 110,889	$ 25,199	$ 8,792